Financial assets and other receivables - Changes in impairment losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Financial assets at beginning of period	$ (453,526)
Financial assets at end of period	(641,937)	$ (453,526)
Accumulated impairment
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Financial assets at beginning of period	1,006	1,697
Impairment losses recognized	(361)
Impairment reversal recognized		(580)
Amounts used credited to income	(124)
Exchange differences	(56)	(111)
Financial assets at end of period	$ 1,187	$ 1,006